OTHER (EXPENSE) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2015
OTHER (EXPENSE) INCOME, NET [Abstract]
Schedule of Other (Expense) Income
	Years ended December 31,
	2013	2014	2015
	$	$	$

Foreign currency exchange gain (loss), net	(826)	(12,721,957)	(16,684,951)
Government grants	1,921,965	948,641	1,111,823
Gain(Loss) on disposal of subsidiaries (Note (a))	2,196,198	9,150,952	(826,325)
Compensation in relation to dispute settlement (Note (b))	1,790,214	-	-
Forgiveness of interests owed to a related party	2,436,882	-	-
Others	630,354	17,054	606,443
Total	8,974,787	(2,605,310)	(15,793,010)

Note:
(a)
The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company’s wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd. (“Jinchang New Sunshine”) and HamiHuiteng Solar Power Co., Ltd (“HamiHuiteng”).

Jinchang New Sunshine and HamiHuiteng were mainly engaged in the photovoltaic project’s engineering and sales, and were on their pre-operating stage. During the year of 2014, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and HamiHuiteng, respectively. The disposals were completed on December 10, 2014.

The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of $1.5 million in other (expense) income, net. The amount of the consideration for disposal of HamiHuiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of $0.7 million in other (expense) income, net.

The disposal did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and HamiHuiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and HamiHuiteng after the disposal transaction.

The gain on disposal of subsidiary for the year ended December 31, 2014 arose from disposal of the Company’s wholly owned subsidiary, China Sunergy (Shanghai) Co., Ltd. (“Sunergy Shanghai”).

Sunergy Shanghai was mainly engaged in Solar cells manufacturing, and was not in operation due to the over-capacity of the Solar cells manufacturing according to the best market estimation from the management. During the current year, the Company entered into a sale agreement with China Electric Equipment Group Co., Ltd. to dispose of its 100% equity interest in Sunergy Shanghai. The disposal was completed on April 3, 2014.

The amount of the consideration for disposal of Sunergy Shanghai was $37.6 million and $24.6 million was settled through forgiveness of the amount due from the Group by Sunergy Shanghai and the Group expected to receive the net cash consideration of $13.0 million, of which $ 6.8 million has been collected. The carrying amount of net assets on the date of disposal was $28.4 million. The Company recorded a disposal gain of US$9.2 million in other (expense) income, net.

The disposal did not constitute discontinued operation as the Company disposed Sunergy Shanghai to a related party and the Company intends to have continuation of activities with Sunergy Shanghai, such as significant business and in and out cash-flows, after the disposal transaction.

The gain on disposal of subsidiary for the year ended December 31, 2015 arose from disposal of the Company’s wholly owned subsidiary, AEE Renewable UK 7 Limited. (“AEE7”).

AEE7 was mainly engaged in the photovoltaic project’s engineering and sales, and were on their pre-operating stage. During the year of 2015, the Company entered into sale agreements with SPOWER HOLDINGS (UK) LIMITED to dispose of its 100% equity interest in AEE7. The disposals were completed on 16 January 2015.

The amount of the consideration for disposal of AEE7 was $80.86 million and the carrying amount of net assets on the date of disposal was $81.69 million. The Company recorded a disposal loss of US$0.83 million in other (expense) income, net.

(b)
The compensation in relation to dispute settlement is the compensation payment from a supplier due to its failure to provide the Company with solar modules pursuant to the agreement. No such case occurred in 2014 and 2015.